Employee Benefit Plans (Unfunded) (Details) - Schedule of Grauity - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year	$ 347,647	$ 283,073	$ 286,713	$ 341,726	$ 341,726
Service cost	20,975	26,445	71,084	77,391
Interest cost	3,748	4,558	13,541	14,427
Actuarial loss/ (gain)	17,989	(11,097)	61,594	(39,247)
Benefits paid	(39,713)	(5,507)	(78,390)	(75,131)
Effect of exchange rate changes	(230)	(5,681)	(4,126)	(27,375)
PBO at the end of the period	350,416	291,791	350,416	291,791	$ 286,713
Accrued pension liability
Current liability	88,040	82,661	88,040	82,661
Non-current liability	262,376	209,130	262,376	209,130
Total of accrued pension liability	350,416	291,791	350,416	291,791
Accumulated benefit obligation	$ 254,630	$ 208,211	$ 254,630	$ 208,211